NUVEEN SMALL CAP SELECT ETF

SUPPLEMENT DATED JULY 1, 2025

TO THE PROSPECTUS DATED FEBRUARY 28, 2025

The liquidation of Nuveen Small Cap Select ETF is complete. All references to Nuveen Small Cap Select ETF in this prospectus are deleted.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

NGN-NSCS-0725P

NUVEEN SMALL CAP SELECT ETF

SUPPLEMENT DATED JULY 1, 2025

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2025

The liquidation of Nuveen Small Cap Select ETF is complete. All references to Nuveen Small Cap Select ETF in this statement of additional information are deleted.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

NGN-NSCSSAI-0725P